Significant accounting policies - Additional Information (Detail) - shares	Dec. 31, 2019	Dec. 31, 2018	Mar. 01, 2018	Feb. 28, 2018
Text Block [Abstract]
Number of shares authorised	60,000,000	50,000,000	50,000,000	100,000